13. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

Year 2015 (in millions)	Division I	Division II	Division III	Division IV	Division V	Total
Revenues:
Finance Charges Earned	$ 23.0	$ 33.4	$ 30.6	$ 33.0	$ 27.7	$ 147.7
Insurance Income	4.1	13.0	11.7	5.1	6.5	40.4
Other	.1	1.0	.9	2.4	1.1	5.5
	27.2	47.4	43.2	40.5	35.3	193.6
Expense
Interest Cost	1.7	3.1	2.9	3.0	2.2	12.9
Provision for Loan Losses	4.6	7.2	6.6	7.3	6.3	32.0
Depreciation	.5	.6	.5	.5	.6	2.7
Other	11.6	15.4	15.1	14.9	15.0	72.0
	18.4	26.3	25.1	25.7	24.1	119.6

Division Profit	$ 8.8	$ 21.1	$ 18.1	$ 14.8	$ 11.2	$ 74.0

Division Assets:
Net Receivables	$ 63.3	$ 107.9	$ 101.0	$ 107.0	$ 79.3	$ 458.5
Cash	.5	1.1	1.2	1.0	1.0	4.8
Net Fixed Assets	1.2	1.5	.8	1.3	1.5	6.3
Other Assets	.0	.0	.0	.2	.2	.4
Total Division Assets	$ 65.0	$ 110.5	$ 103.0	$ 109.5	$ 82.0	$ 470.0

RECONCILIATION:	2015 (in millions)
Revenues:
Total revenues from reportable divisions	$ 193.7
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	4.8
Timing difference of insurance income allocation to divisions	12.0
Other revenues not allocated to divisions	(2.2)
Consolidated Revenues	$ 208.4

Net Income:
Total profit or loss for reportable divisions	$ 74.0
Corporate earnings not allocated	14.7
Corporate expenses not allocated	(57.5)
Income taxes not allocated	(5.3)
Consolidated Net Income	$ 25.9

Assets:
Total assets for reportable divisions	$ 470.0
Loans held at corporate level	2.0
Unearned insurance at corporate level	(20.5)
Allowance for loan losses at corporate level	(33.5)
Cash and cash equivalents held at corporate level	55.9
Investment securities at corporate level	160.9
Equity method investment at corporate level	25.0
Fixed assets at corporate level	3.6
Other assets at corporate level	11.0
Consolidated Assets	$ 674.4

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2014 followed by a reconciliation to consolidated Company data.

Year 2014 (in millions)	Division I	Division II	Division III	Division IV	Division V	Total
Revenues:
Finance Charges Earned	$ 22.0	$ 31.5	$ 29.9	$ 30.8	$ 25.8	$ 140.0
Insurance Income	4.1	12.4	11.2	6.2	6.3	40.2
Other	.1	1.6	1.4	1.5	1.5	6.1
	26.2	45.5	42.5	38.5	33.6	186.3
Expense
Interest Cost	1.5	2.9	2.8	2.7	2.0	11.9
Provision for Loan Losses	3.8	6.2	6.8	6.6	5.4	28.8
Depreciation	.5	.6	.5	.5	.5	2.6
Other	11.1	14.3	14.5	14.0	13.9	67.8
	16.9	24.0	24.6	23.8	21.8	111.1

Division Profit	$ 9.3	$ 21.5	$ 17.9	$ 14.7	$ 11.8	$ 75.2

Division Assets:
Net Receivables	$ 56.4	$ 104.1	$ 96.9	$ 101.3	$ 74.4	$ 433.1
Cash	.3	.6	.6	.5	.5	2.5
Net Fixed Assets	1.2	1.7	1.1	1.1	1.2	6.3
Other Assets	.0	.0	.0	.2	.1	.3
Total Division Assets	$ 57.9	$ 106.4	$ 98.6	$ 103.1	$ 76.2	$ 442.2

RECONCILIATION:	2014 (in millions)
Revenues:
Total revenues from reportable divisions	$ 186.3
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	4.5
Timing difference of insurance income allocation to divisions	7.8
Other revenues not allocated to divisions	1.0
Consolidated Revenues	$ 199.7

Net Income:
Total profit or loss for reportable divisions	$ 75.2
Corporate earnings not allocated	13.4
Corporate expenses not allocated	(51.1)
Income taxes not allocated	(4.2)
Consolidated Net Income	$ 33.3

Assets:
Total assets for reportable divisions	$ 442.2
Loans held at corporate level	1.9
Unearned insurance at corporate level	(18.1)
Allowance for loan losses at corporate level	(28.6)
Cash and cash equivalents held at corporate level	13.4
Investment securities at corporate level	155.6
Equity method investment at corporate level	26.1
Fixed assets at corporate level	3.9
Other assets at corporate level	9.2
Consolidated Assets	$ 605.6

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2013 followed by a reconciliation to consolidated Company data.

Year 2013 (in millions)	Division I	Division II	Division III	Division IV	Division V	Total
Revenues
Finance Charges Earned	$ 19.8	$ 28.6	$ 28.0	$ 28.4	$ 23.9	$ 128.7
Insurance Income	3.6	11.8	10.7	5.5	5.9	37.5
Other	.1	2.1	1.9	1.4	1.8	7.3
	23.5	42.5	40.6	35.3	31.6	173.5
Expense
Interest Cost	1.4	2.8	2.8	2.6	1.9	11.5
Provision for Loan Losses	3.5	5.2	5.7	5.8	4.7	24.9
Depreciation	.4	.6	.5	.5	.5	2.5
Other	10.0	13.2	13.8	12.8	12.7	62.5
	15.3	21.8	22.8	21.7	19.8	101.4

Division Profit	$ 8.2	$ 20.7	$ 17.8	$ 13.6	$ 11.8	$ 72.1

Division Assets:
Net Receivables	$ 51.9	$ 98.7	$ 95.7	$ 94.5	$ 69.0	$ 409.8
Cash	.3	.6	.7	.5	.5	2.6
Net Fixed Assets	1.3	1.4	.9	1.3	1.2	6.1
Other Assets	.0	.0	.0	.1	.2	.3
Total Division Assets	$ 53.5	$ 100.7	$ 97.3	$ 96.4	$ 70.9	$ 418.8

RECONCILIATION:	2013 (in millions)
Revenues:
Total revenues from reportable divisions	$ 173.5
Corporate finance charges earned not allocated to divisions	.2
Corporate investment income earned not allocated to divisions	3.8
Timing difference of insurance income allocation to divisions	8.1
Other revenues not allocated to divisions	.4
Consolidated Revenues	$ 186.0

Net Income:
Total profit or loss for reportable divisions	$ 72.1
Corporate earnings not allocated	12.5
Corporate expenses not allocated	(46.2)
Income taxes not allocated	(4.0)
Consolidated Net Income	$ 34.4

Assets:
Total assets for reportable divisions	$ 418.8
Loans held at corporate level	1.9
Unearned insurance at corporate level	(17.5)
Allowance for loan losses at corporate level	(24.7)
Cash and cash equivalents held at corporate level	24.8
Investment securities at corporate level	135.9
Equity method investment at corporate level	10.2
Fixed assets at corporate level	2.7
Other assets at corporate level	9.7
Consolidated Assets	$ 561.8